Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 346,000
Previously Paid Amount	0.00
Total Fee Amount	47.78
Total Offset Amount	0.00
Net Fee	47.78
Narrative - Max Aggregate Offering Price	$ 346,000
Final Prospectus	true